Share based payments	12 Months Ended
Dec. 31, 2023
Share based payments
Share based payments

31. Share based payments

SUBSCRIPTION RIGHT PLANS

Presented below is a summary of subscription right activities for the reported periods. Various subscription right plans were approved for the benefit of our employees, and for members of the Executive Committee and of the Board of Directors and independent consultants of Galapagos NV.

The subscription rights offered to members of the Board of Directors vest over a period of 36 months at a rate of 1/36th per month. Effective January 1, 2020, we no longer grant subscription rights to members of the Board of Directors, taking into account the stricter rules of the Belgian Companies Code.

On May 5, 2023 the Board of Directors issued “Subscription Right Plan 2023 BE”, “Subscription Right Plan 2023 RMV” and “Subscription Right Plan 2032 ROW”, for a total of 1,538,400 subscription rights (after acceptance by the beneficiaries), within the framework of the authorized capital.

Following table shows when a subscription right becomes exercisable, per issued plan:

Subscription right exercisable as from:	Cliff vesting	Graded vesting
		First tranche of 25%	Second tranche of 25%	Third tranche of 50%
Subscription right plans before 2021	First day after end of third calenderyear following the grant	—	—	—
Subscription right plan 2021BE	First day after end of third calenderyear following the grant	—	—	—
Subscription right plan 2021RMV and ROW	—	January 1, 2023	January 1, 2024	January 1, 2025
Subscription right plan 2022 (A)	—	January 1, 2023	January 1, 2024	January 1, 2025
Subscription right plan 2022 (B)	January 1, 2026	—	—	—
Subscription right plan 2022BE	January 1, 2026	—	—	—
Subscription right plan 2022RMV and ROW	—	January 1, 2024	January 1, 2025	January 1, 2026
Subscription right plan 2023BE	January 1, 2027	—	—	—
Subscription right plan 2023RMV and ROW	—	January 1, 2025	January 1, 2026	January 1, 2027

In the event of a change of control over Galapagos NV, all outstanding subscription rights vest immediately and will be immediately exercisable.

The table below sets forth a summary of subscription rights outstanding and exercisable at December 31, 2023, per subscription right plan:

				Outstanding					Outstanding	Exercisable
				per	Granted	Exercised	Forfeited	Expired	per	per
	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
Subscription right plan	date	date	price (€)	2023	year	year	year	year	2023	2023
2015	04/30/2015	04/29/2023	28.75	63,223		(61,560)	(1,663)		—	—
2015 (B)	12/22/2015	12/21/2023	49.00	241,500				(241,500)	—	—
2015 RMV	12/22/2015	12/21/2023	49.00	35,000				(35,000)	—	—
2016	1/6/2016	05/31/2024	46.10	325,500					325,500	325,500
2016 RMV	1/6/2016	05/31/2024	46.10	69,000					69,000	69,000
2016 (B)	01/20/2017	01/19/2025	62.50	10,000					10,000	10,000
2017	05/17/2017	05/16/2025	80.57	590,000			(5,000)		585,000	585,000
2017 RMV	05/17/2017	05/16/2025	80.57	127,500			(5,000)		122,500	122,500
2018	04/19/2018	04/18/2026	79.88	974,995			(10,000)		964,995	964,995
2018 RMV	04/19/2018	04/18/2026	79.88	137,500			(5,000)		132,500	132,500
2019	10/4/2019	9/4/2027	95.11	1,216,990			(8,750)		1,208,240	1,208,240
2019 RMV	10/4/2019	9/4/2027	95.11	186,000			(8,750)		177,250	177,250
2020	04/17/2020	04/16/2028	168.42	1,458,244			(88,627)		1,369,617	1,317,779
2020RMV	04/17/2020	04/16/2028	168.42	209,075			(15,775)		193,300	193,300
2021BE	04/30/2021	04/29/2029	64.76	1,041,148			(8,542)		1,032,606
2021RMV	04/30/2021	04/29/2029	64.76	257,700			(31,404)		226,296	117,030
2021ROW	04/30/2021	04/29/2029	64.76	783,375			(115,879)		667,496	356,418
2022 (A)	01/13/2022	12/1/2030	46.18	30,000					30,000	15,000
2022 (B)	01/26/2022	01/25/2030	50.00	1,000,000					1,000,000
2022BE	6/5/2022	5/5/2030	57.46	831,542			(13,714)		817,828
2022BE	5/8/2022	5/5/2030	51.58	78,000					78,000
2022RMV	6/5/2022	5/5/2030	57.46	242,714			(39,250)		203,464	50,770
2022ROW	6/5/2022	5/5/2030	57.46	847,850			(142,350)		705,500	176,256
2022ROW	5/8/2022	4/8/2030	51.58	60,000					60,000	15,000
2023BE	5/5/2023	4/5/2031	35.11	—	611,000		(1,972)		609,028
2023RMV	5/5/2023	4/5/2031	35.11	—	110,000		(7,500)		102,500
2023ROW	5/5/2023	4/5/2031	35.11	—	597,400		(35,500)		561,900
2023BE	06/15/2023	06/14/2031	38.58	—	200,000				200,000
2023ROW	11/17/2023	4/5/2031	32.99	—	20,000				20,000
Total				10,816,856	1,538,400	(61,560)	(544,676)	(276,500)	11,472,520	5,836,538

		Weighted
		average
		exercise
	Subscription rights	price (Euro)
Outstanding on January 1, 2021	6,929,111	€103.95
Exercisable on December 31, 2020	1,168,967	37.84

Granted during the period	2,493,433	64.76
Forfeited during the year	(701,753)	118.53
Exercised during the period	(140,954)	23.51
Expired during the year	—	—
Outstanding on December 31, 2021	8,579,837	€92.69
Exercisable on December 31, 2021	1,751,013	56.64

Granted during the period	3,127,239	54.71
Forfeited during the year	(607,430)	100.00
Exercised during the period	(282,790)	23.68
Expired during the year	—	—
Outstanding on December 31, 2022	10,816,856	€83.12
Exercisable on December 31, 2022	2,574,218	70.26

Granted during the period	1,538,400	35.53
Forfeited during the year	(544,676)	80.31
Exercised during the period	(61,560)	28.75
Expired during the year	(276,500)	49.00
Outstanding on December 31, 2023	11,472,520	€77.93
Exercisable on December 31, 2023	5,836,538	101.93

The table below sets forth the inputs into the valuation of the subscription rights.

	2023BE	2023RMV/ROW		2022 (A)	2022 (B)
	May 5 & June 15	May 5 & November 17		January 13	January 26
Weighted average exercise price (€)	€35.97	€35.05		€46.18	€50.00
Weighted average share price at acceptance date (€)	€38.53	€38.63		€46.21	€56.67
Weighted average fair value at the acceptance date (€)	€16.61	€15.96		€16.10	€24.53
Weighted average estimated volatility (%)	36.89	36.67		41.80	40.80
Weighted average expected life of the subscription rights (years)	6.14	5.38		4.72	5.95
Weighted average risk free rate (%)	2.77	2.74		(0.13)	0.67
Expected dividends	None	None		None	None

	2022BE	2022 RMV/ROW	2022BE/ROW	2021	2021 RMV/ROW
	May 6	May 6	August 6	April 30	April 30
Exercise Price (€)	€57.46	€57.46	€51.58	€64.76	€64.76
Weighted average share price at acceptance date (€)	€51.64	€51.64	€44.55	€61.10	€61.10
Weighted average fair value at the acceptance date (€)	€20.73	€18.92	€17.07	€22.72	€20.68
Weighted average estimated volatility (%)	42.59	42.65	41.75	40.73	40.61
Weighted average expected life of the subscription rights (years)	6.37	5.36	5.68	6.43	5.36
Weighted average risk free rate (%)	1.33	1.26	2.70	(0.21)	(0.29)
Expected dividends	None	None	None	None	None

Subscription right Plans

The exercise price of the subscription rights is determined pursuant to the applicable provisions of the Belgian Law of March 26, 1999.

The weighted average estimated volatility is calculated on the basis of the implied volatility of the share price over the weighted average expected life of the subscription rights.

The weighted average expected life of the subscription right is calculated as the estimated duration until exercise, taking into account the specific features of the plans.

Our share based compensation expense in 2023 in relation to subscription right plans amounted to €56,718 thousand (2022: €88,506 thousand; 2021: €70,726 thousand), of which €36.628 thousand (2022: €62.003 thousand, 2021: €52.131 thousand) for continuing operations and €20.090 thousand (2022: €26.503 thousand, 2021: €18.595 thousand) for discontinued operations.

The following table provides an overview of the outstanding subscription rights per category of subscription right holders at December 31, 2023, 2022 and 2021.

Category

	December 31,
	2023	2022	2021 (1)

	(in number of subscription rights)
Members of the Board of Directors	7,500	75,000	157,560
Members of the Executive Committee	1,670,500	1,864,000	1,965,000
Personnel	9,794,520	8,877,856	6,457,277
Total subscription rights outstanding	11,472,520	10,816,856	8,579,837

The outstanding subscription rights at the end of the accounting period have an average exercise price of €77.93 (2022: €83.10; 2021: €92.69) and a weighted average remaining expected life of 1,728 days (2022: 1,914 days; 2021: 1,955 days).

RESTRICTED STOCK UNITS RSUs

Each RSU represents the right to receive, at Galapagos’ discretion, one Galapagos share or a payment in cash of an amount equivalent to the volume-weighted average price of the Galapagos share on Euronext Brussels over the 30-calendar day period preceding the relevant vesting date, in accordance with the terms and conditions of the relevant RSU program.

We currently have the following restricted stock unit (RSU) programs:

●	Plan 2020.I, Plan 2021.I and Plan 2022.I and Plan 2023.1: these plans are intended to provide a long-term incentive to certain of our employees and members of the Executive Committee;
●	Plan 2020.II, Plan 2021.II, Plan 2021.IV, Plan 2022.II and Plan 2023.II: these plans are designed with the aim to retain a specific group of our key employees and members of the Executive Committee whose retention is considered so important for our future performance that an additional incentive is desired. The beneficiaries are nominated by the Remuneration Committee and the Board of Directors approves the list of beneficiaries. The four-year vesting period is designed to be aligned with long-term shareholder interests;
●	Plan 2021.III and Plan 2022.III: these plans are intended to compensate employees who transferred from Gilead to us in the framework of the transfer of European commercialization rights for the long-term incentive plans within Gilead under which unvested RSU awards lapsed upon transfer out of the Gilead group. These employees received a one-time Restricted Stock Units grant from us.

The main characteristics of all these plans are as follows:

●	the RSUs are offered for no consideration;
●	generally four-year vesting period, with 25% vesting each year, except for some plans or some beneficiaries for which the RSUs will all vest at the same time three years after the offer date (bullet vesting); vest 50% after two years and 50% after three years or vest over three years with 34% vesting the first year and 33% in each of the remaining two years;
●	payout will be in cash or shares, at Galapagos’ discretion, it being understood that in respect of members of the Executive Committee, any vesting prior to the third anniversary of the offer date will always give rise to a payment in cash rather than a delivery of shares as an incentive;
●	any unvested RSUs are forfeited upon termination of service before the vesting date.

The table below sets forth a summary of RSUs outstanding at December 31, 2023, per RSU plan:

		Outstanding				Outstanding
		per	Granted	Forfeited	Paid in cash	per
	Offer	January 1,	during	during	during	December 31,
RSU plan	date	2023	year	year	year	2023
Plan 2019.II.	10/16/2019	12,931		(768)	(12,163)	—
Plan 2020.I.	06/05/2020	17,110		(2,558)	(9,361)	5,191
Plan 2020.II.	07/05/2020	17,626		(6,530)	(8,335)	2,761
Plan 2021.I.	05/05/2021	92,600		(23,150)	(26,621)	42,829
Plan 2021.II.	05/06/2021	22,341		(7,447)	(5,416)	9,478
Plan 2021.III.	06/03/2021	16,259		(2,636)	(8,207)	5,416
Plan 2021.IV.	09/24/2021	101,838		(52,462)	(33,946)	15,430
Plan 2022.I.	03/05/2022	194,638		(49,844)	(41,486)	103,308
Plan 2022.II.	5/05/2022 - 5/08/2022	249,000		(83,602)	(59,270)	106,128
Plan 2022.III.	07/06/2022	11,752		(349)	(5,873)	5,530
Plan 2023.I.	08/05/2023		401,962	(35,380)		366,582
Plan 2023.II.	9/05/2023 - 15/06/2023 - 17/11/2023		518,548	(5,748)		512,800
Total		736,095	920,510	(270,474)	(210,678)	1,175,453

	2023	2022	2021

	(in number of RSUs)
Outstanding on January 1,	736,095	657,803	313,596

Granted during the year	920,510	470,273	511,518
Forfeited during the year	(270,474)	(172,885)	(74,873)
Paid in cash during the year	(210,678)	(219,096)	(92,438)
Outstanding on December 31,	1,175,453	736,095	657,803

The RSUs are measured based on the volume-weighted average price of the Galapagos share on Euronext Brussels over the 30-calendar day period preceding the reporting period and they are re-measured at each reporting date. We recognize the corresponding expense and liability over the vesting period. The total liability relating to outstanding RSUs on December 31, 2023 amounted to €13.8 million (2022: €12.9 million, 2021: €11.3 million).

The following table provides an overview of the outstanding RSUs per category of RSU holders on December 31, 2023, 2022 and 2021.

	December 31,
	2023	2022	2021

	(in number of RSUs)
Members of the Executive Committee	438,738	332,038	384,340
Personnel	736,715	404,057	273,463
Total outstanding RSUs	1,175,453	736,095	657,803